UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 142.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.4%
Accudyne Industries, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024		622	$606,909
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)		262	261,500
Term Loan, Maturing January 23, 2026(2)		488	486,391
IAP Worldwide Services, Inc.
Revolving Loan, 1.51%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(3)		311	309,365
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(4)		411	328,564
TransDigm, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		6,229	6,103,152
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		2,551	2,494,384
Wesco Aircraft Hardware Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		865	852,333
WP CPP Holdings, LLC
Term Loan, 6.51%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)		1,521	1,502,173

			$12,944,771

Automotive — 2.9%
American Axle and Manufacturing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		2,990	$2,892,001
Apro, LLC
Term Loan, 6.59%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		267	263,522
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		520	513,572
Chassix, Inc.
Term Loan, 8.28%, (3 mo. USD LIBOR + 5.50%), Maturing November 15, 2023		1,337	1,323,135
Dayco Products, LLC
Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,004	981,371
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	450	508,792
Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		249	243,920
Horizon Global Corporation
Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		332	323,169
L&W, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		771	765,342
Tenneco, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		3,475	3,404,777
Thor Industries, Inc.
Term Loan, Maturing October 30, 2025(2)		1,575	1,513,969
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	774	876,230

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	957	$927,889
Tower Automotive Holdings USA, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	1,131	1,086,958

		$15,624,647

Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,454	$2,415,993
Flavors Holdings, Inc.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	1,034	961,477
Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	805,000

		$4,182,470

Brokerage/Securities Dealers/Investment Houses — 0.7%
Advisor Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	549	$545,882
Aretec Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	2,125	2,096,444
OZ Management L.P.
Term Loan, 7.31%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	520	518,700
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.24%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	550	547,250

		$3,708,276

Building and Development — 3.9%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	2,628	$2,567,957
Beacon Roofing Supply, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	571	556,930
Brookfield Property REIT, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	948	907,859
Core & Main L.P.
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	743	734,766
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,864	1,804,515
DTZ U.S. Borrower, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	5,387	5,298,970
Henry Company, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	393	386,604
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	748	715,858
Quikrete Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,524	2,452,787
RE/MAX International, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,826	1,798,226
Realogy Group, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	559	544,391
Summit Materials Companies I, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	594	579,521
Werner FinCo L.P.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,087	1,051,665

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WireCo WorldGroup, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		562	$560,657
Term Loan - Second Lien, 11.50%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,350	1,356,750

			$21,317,456

Business Equipment and Services — 13.2%
Acosta Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		2,044	$976,670
Adtalem Global Education, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		373	371,259
Aimbridge Acquisition Co., Inc.
Term Loan, Maturing February 1, 2026(2)		250	249,687
AlixPartners, LLP
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,214	2,191,712
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	1,395	1,591,932
AppLovin Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		1,475	1,476,844
ASGN Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		455	449,943
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	1,500	1,723,659
Bracket Intermediate Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		873	857,538
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.96%, (USD LIBOR + 4.25%), Maturing June 21, 2024(5)		517	498,250
Camelot UK Holdco Limited
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		1,877	1,864,886
Cast and Crew Payroll, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 27, 2024		393	393,148
Ceridian HCM Holding, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		1,421	1,408,407
Change Healthcare Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		6,280	6,160,315
Crossmark Holdings, Inc.
DIP Loan, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing April 15, 2019		96	95,696
Term Loan, 0.00%, Maturing December 20, 2019(6)		1,123	296,700
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		2,453	2,404,546
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(5)		1,265	1,230,638
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		225	42,364
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		505	0
EIG Investors Corp.
Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(5)		3,104	3,063,596
Element Materials Technology Group US Holdings, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		371	368,466
Extreme Reach, Inc.
Term Loan, 8.75%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		1,818	1,799,892

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
First Data Corporation
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		1,547	$1,543,190
Garda World Security Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		1,893	1,869,652
Term Loan, 6.50%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	860	641,192
Global Payments, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		907	894,047
IG Investment Holdings, LLC
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing May 23, 2025(5)		2,601	2,572,167
Information Resources, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		2,000	1,970,000
Iron Mountain, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		844	816,724
J.D. Power and Associates
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		3,235	3,186,831
KAR Auction Services, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,715	1,703,277
Kronos Incorporated
Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		5,692	5,594,825
Monitronics International, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		1,695	1,492,391
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,185	1,161,141
Ping Identity Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		348	344,767
Pre-Paid Legal Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025		436	432,272
Prime Security Services Borrower, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,623	2,590,749
Red Ventures, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		979	970,800
SMG Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		223	218,986
Solera, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		2,284	2,243,070
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,486	3,416,443
Tempo Acquisition, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,827	1,797,508
Trans Union, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		423	418,118
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.12%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025		1,929	1,924,417
Vestcom Parent Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		490	479,012
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		246	238,965
West Corporation
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		323	295,349
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,064	980,839
Worldpay, LLC
Term Loan, 4.22%, (1mo. USD LIBOR + 1.75%), Maturing August 9, 2024		1,762	1,753,760

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ZPG PLC
Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	700	$908,938

			$71,975,578

Cable and Satellite Television — 6.0%
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,490	$3,449,182
CSC Holdings, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,495	3,395,229
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,000	964,583
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,241	1,211,936
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	442	490,734
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,818	1,687,361
Term Loan, 6.20%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		746	700,516
Radiate Holdco, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		1,851	1,798,710
Telenet Financing USD, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,475	2,416,882
Unitymedia Finance, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		950	935,552
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,147,699
UPC Financing Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		1,999	1,971,679
Virgin Media Bristol, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		6,725	6,616,418
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,200	2,494,685
Ziggo Secured Finance Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,475	3,369,391

			$32,650,557

Chemicals and Plastics — 6.7%
Alpha 3 B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		1,433	$1,390,816
Aruba Investments, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		975	962,804
Ashland, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		566	563,189
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,619	2,577,052
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	576	658,756
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		302	297,662
Emerald Performance Materials, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		500	496,756
Term Loan - Second Lien, 10.25%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		550	544,500
Ferro Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		319	315,637
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		326	322,499
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		418	413,071

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group GmbH
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		143	$133,174
Flint Group US, LLC
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		863	805,595
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,086	2,062,519
H.B. Fuller Company
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,804	1,776,551
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	2,945	3,334,258
Invictus U.S., LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		471	465,250
Kraton Polymers, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		916	905,840
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(2)		1,400	1,372,000
Minerals Technologies, Inc.
Term Loan, 4.83%, (USD LIBOR + 2.25%), Maturing February 14, 2024(5)		844	841,481
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,113	1,093,877
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	749	862,210
Platform Specialty Products Corporation
Term Loan, Maturing November 14, 2025(2)		625	619,922
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(5)		347	331,309
Polar US Borrower, LLC
Term Loan, 7.54%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		900	893,250
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,711	2,647,103
Sonneborn Refined Products B.V.
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		62	62,337
Sonneborn, LLC
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		354	353,240
Spectrum Holdings III Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		339	324,931
Starfruit Finco B.V.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	425	487,502
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		2,775	2,720,888
Tronox Blocked Borrower, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		1,010	998,360
Tronox Finance, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		2,331	2,303,908
Univar, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,438	2,393,843
Venator Materials Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		370	365,211

			$36,697,301

Conglomerates — 0.0%(7)
Penn Engineering & Manufacturing Corp.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		246	$244,403

			$244,403

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 3.9%
Berlin Packaging, LLC
Term Loan, 5.55%, (USD LIBOR + 3.00%), Maturing November 7, 2025(5)		249	$240,044
Berry Global, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		786	775,988
BWAY Holding Company
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,449	2,369,446
Consolidated Container Company, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		370	361,990
Flex Acquisition Company, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		3,070	2,986,517
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,418	1,383,314
Libbey Glass, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,064	1,024,351
Pelican Products, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		597	585,806
Reynolds Group Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,240	5,176,034
Ring Container Technologies Group, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		817	801,147
Trident TPI Holdings, Inc.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,361	1,507,448
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		545	530,811
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,530	1,742,117
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	1,375	1,567,376

			$21,052,389

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		1,820	$1,728,310

			$1,728,310

Drugs — 6.2%
Albany Molecular Research, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		790	$767,534
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	489,375
Alkermes, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		354	349,112
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,432	3,409,044
Arbor Pharmaceuticals, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,679	2,304,151
Bausch Health Companies, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,996	5,941,807
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,777	5,733,264
Horizon Pharma, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		3,929	3,917,141
Jaguar Holding Company II
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		6,536	6,422,792

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mallinckrodt International Finance S.A.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,428	$2,268,541
Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		844	794,062
PharMerica Corporation
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		769	767,905
Term Loan - Second Lien, 10.26%, (1 mo. USD LIBOR + 7.75%), Maturing December 5, 2025		400	398,000

			$33,562,728

Ecological Services and Equipment — 1.0%
Advanced Disposal Services, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		1,966	$1,949,409
EnergySolutions, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,194	1,044,750
GFL Environmental, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		2,364	2,284,739
Wastequip, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		124	122,977

			$5,401,875

Electronics/Electrical — 19.0%
Almonde, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		3,461	$3,332,319
Applied Systems, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		2,820	2,763,073
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		2,000	2,005,000
Aptean, Inc.
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		1,660	1,649,716
Avast Software B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		1,338	1,325,226
Barracuda Networks, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		1,917	1,888,487
Blackhawk Network Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		771	759,880
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	275	316,470
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,125	3,056,997
Campaign Monitor Finance Pty. Limited
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		675	580,637
Celestica, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		325	320,531
Cohu, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		748	738,773
CommScope, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		360	358,808
CPI International, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		642	630,241
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		984	975,559
DigiCert, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		4,235	4,160,408
Electro Rent Corporation
Term Loan, 7.78%, (USD LIBOR + 5.00%), Maturing January 31, 2024(5)		1,225	1,221,937

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Energizer Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 20, 2025		525	$522,047
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		4,192	4,111,643
Exact Merger Sub, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		593	590,278
EXC Holdings III Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		470	464,948
Financial & Risk US Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		1,125	1,082,511
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		248	245,395
GlobalLogic Holdings, Inc.
Term Loan, 3.25%, Maturing August 1, 2025(3)		59	58,854
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		415	410,948
Go Daddy Operating Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		5,215	5,158,939
GTCR Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	494	561,261
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		1,363	1,337,909
Hyland Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		3,769	3,722,985
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		2,950	2,934,020
Infoblox, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		1,995	1,995,481
Infor (US), Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		5,845	5,817,141
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	297	341,118
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,679	3,672,823
Lattice Semiconductor Corporation
Term Loan, 6.76%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		430	431,559
MA FinanceCo., LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		2,811	2,764,942
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		479	464,267
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,190	1,139,562
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		2,283	2,251,083
MKS Instruments, Inc.
Term Loan, Maturing January 18, 2026(2)		325	324,644
MTS Systems Corporation
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,103	1,089,139
Prometric Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		298	293,284
Renaissance Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,194	1,151,215
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		175	161,875
Seattle Spinco, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,234	3,135,310

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SGS Cayman L.P.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		382	$361,674
SkillSoft Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		4,725	3,871,881
SolarWinds Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		1,881	1,842,596
Southwire Company
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025		572	563,543
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		1,256	1,232,988
SS&C Technologies, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		3,266	3,205,621
SurveyMonkey, Inc.
Term Loan, 6.17%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		1,042	1,026,752
Sutherland Global Services, Inc.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,640	1,553,735
Switch, Ltd.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		246	243,121
Tibco Software, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		492	489,877
TriTech Software Systems
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		825	805,149
TTM Technologies, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		286	279,324
Uber Technologies
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		4,134	4,090,987
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		2,465	2,452,793
Ultra Clean Holdings, Inc.
Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		870	847,793
VeriFone Systems, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		898	879,234
Veritas Bermuda, Ltd.
Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)		2,167	1,903,607
Vero Parent, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		2,444	2,444,124
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	566	637,969
Term Loan, 5.63%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		681	646,528
Western Digital Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,608	1,572,598

			$103,271,137

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		3,746	$3,715,390
IBC Capital Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		571	551,427

			$4,266,817

Financial Intermediaries — 4.1%
Citco Funding, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,498	$2,469,582

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clipper Acquisitions Corp.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,163	$1,145,801
Ditech Holding Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		3,129	2,118,583
Donnelley Financial Solutions, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		114	112,504
EIG Management Company, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		248	247,660
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	107	122,171
Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	568	651,580
Focus Financial Partners, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		1,791	1,770,104
Fortress Investment Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		974	965,150
Franklin Square Holdings L.P.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		524	520,401
Freedom Mortgage Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		1,845	1,839,929
Greenhill & Co., Inc.
Term Loan, 6.47%, (3 mo. USD LIBOR + 3.75%), Maturing October 12, 2022		938	936,328
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,365	1,351,041
Guggenheim Partners, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,017	1,013,902
Harbourvest Partners, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		1,020	1,002,348
LPL Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		1,354	1,344,260
MIP Delaware, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		99	98,391
Ocwen Financial Corporation
Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		276	273,308
Sesac Holdco II, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		540	524,164
StepStone Group L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		596	594,756
Victory Capital Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		253	251,988
Virtus Investment Partners, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		630	625,320
Walker & Dunlop, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		2,225	2,208,313

			$22,187,584

Food Products — 4.2%
Alphabet Holding Company, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,345	$2,141,076
Badger Buyer Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		346	337,848
CHG PPC Parent, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		473	463,763

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Del Monte Foods, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		2,149	$1,771,400
Dole Food Company, Inc.
Term Loan, 5.26%, (USD LIBOR + 2.75%), Maturing April 6, 2024(5)		1,660	1,608,428
Froneri International PLC
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	2,675	3,071,611
Hearthside Food Solutions, LLC
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		697	672,123
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		425	413,844
High Liner Foods Incorporated
Term Loan, 6.04%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		759	645,255
HLF Financing S.a.r.l.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		1,022	1,018,603
Jacobs Douwe Egberts International B.V.
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	277	318,653
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,576	1,563,368
JBS USA Lux S.A.
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(5)		6,835	6,775,021
Nomad Foods Europe Midco Limited
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,194	1,166,015
Post Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		982	972,304
Restaurant Technologies, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		200	199,312

			$23,138,624

Food Service — 2.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		5,417	$5,333,209
Aramark Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		839	834,849
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		572	547,810
Dhanani Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		1,097	1,073,689
IRB Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		1,841	1,798,889
KFC Holding Co.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		953	946,568
NPC International, Inc.
Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing April 19, 2024(5)		862	827,400
US Foods, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		794	782,580
Welbilt, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,346	1,317,644

			$13,462,638

Food/Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,470	$1,455,157
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		3,682	3,630,277
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		1,018	996,665

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		463	$461,911
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	428,080
Term Loan, 6.16%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	400	484,144

			$7,456,234

Health Care — 14.8%
Acadia Healthcare Company, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		234	$232,065
ADMI Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		1,667	1,647,875
Agiliti Health, Inc.
Term Loan, 1.50%, Maturing January 4, 2026(3)		425	423,938
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		1,836	1,496,273
Alliance Healthcare Services, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		1,005	997,462
Term Loan - Second Lien, 12.50%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		475	471,438
Argon Medical Devices, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		769	761,496
Athletico Management, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		525	519,094
Auris Luxembourg III S.a.r.l.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		746	744,140
Avantor, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		1,153	1,152,476
Beaver-Visitec International, Inc.
Term Loan, 6.62%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023		782	774,249
BioClinica, Inc.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		1,447	1,317,193
BW NHHC Holdco, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		970	950,723
Carestream Dental Equipment, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		1,358	1,303,500
Certara L.P.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		988	972,688
CHG Healthcare Services, Inc.
Term Loan, 5.66%, (USD LIBOR + 3.00%), Maturing June 7, 2023(5)		3,181	3,151,075
Community Health Systems, Inc.
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		1,637	1,612,346
Concentra, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		777	769,915
Convatec, Inc.
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		564	562,796
CPI Holdco, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		788	769,837
CryoLife, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		495	493,453
CTC AcquiCo GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	829	940,365

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
DaVita, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	1,595	$1,595,409
DJO Finance, LLC
Term Loan, 5.83%, (USD LIBOR + 3.25%), Maturing June 8, 2020(5)	2,075	2,072,157
Envision Healthcare Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	4,475	4,226,637
Equian, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	592	579,410
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	1,974	1,964,366
GHX Ultimate Parent Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	889	870,652
Greatbatch Ltd.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	1,640	1,628,344
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	3,341	3,303,240
Hanger, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	1,042	1,036,914
Indivior Finance S.a.r.l.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	1,788	1,761,368
Inovalon Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	1,194	1,182,806
IQVIA, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	493	490,666
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	913	906,815
Kinetic Concepts, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	2,635	2,622,523
KUEHG Corp.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	2,976	2,921,216
Term Loan - Second Lien, 11.05%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	400	400,000
Medical Solutions, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	742	739,359
MPH Acquisition Holdings, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	3,213	3,111,480
National Mentor Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	987	986,246
Navicure, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	768	756,476
New Millennium Holdco, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	489	273,618
One Call Corporation
Term Loan, 7.76%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	2,356	2,073,581
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	4,746	4,587,743
Parexel International Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,568	2,439,659
Press Ganey Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	735	723,975
Prospect Medical Holdings, Inc.
Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,166	1,160,357
R1 RCM, Inc.
Term Loan, 7.75%, (2 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	572	567,834

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radiology Partners Holdings, LLC
Term Loan, Maturing June 21, 2025(2)		450	$447,750
RadNet, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023		1,449	1,446,386
Select Medical Corporation
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		1,597	1,584,588
Sotera Health Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		826	806,974
Sound Inpatient Physicians
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		448	442,153
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		988	962,813
Syneos Health, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024		362	357,306
Team Health Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		2,788	2,515,748
Tecomet, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		763	754,787
U.S. Anesthesia Partners, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		1,558	1,540,018
Verscend Holding Corp.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		1,471	1,460,278
Viant Medical Holdings, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		449	447,332
Wink Holdco, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		470	454,771

			$80,268,152

Home Furnishings — 0.9%
Bright Bidco B.V.
Term Loan, 6.20%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		1,503	$1,133,080
Serta Simmons Bedding, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		4,361	3,739,557

			$4,872,637

Industrial Equipment — 6.4%
AL Alpine AT Bidco GmbH
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		225	$217,125
Altra Industrial Motion Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		711	700,505
Apex Tool Group, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		2,340	2,258,100
Carlisle Foodservice Products, Inc.
Term Loan, 1.00%, Maturing March 20, 2025(3)		46	44,977
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		202	197,903
Clark Equipment Company
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		1,607	1,582,960
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	663	760,348
CPM Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		300	295,687
Delachaux S.A.
Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		379	371,468

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	298	$336,925
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	745	842,313
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		842	831,523
DXP Enterprises, Inc.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		494	490,047
Engineered Machinery Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,818	1,747,525
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		275	271,563
EWT Holdings III Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		1,913	1,887,062
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	372	427,470
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,588	1,577,413
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	380	436,659
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		963	959,922
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	860	971,760
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,175	4,095,323
Hamilton Holdco, LLC
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		821	813,672
Hayward Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		444	435,858
LTI Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		449	434,848
Milacron, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,462	2,421,484
Paladin Brands Holding, Inc.
Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,179	1,169,905
Pro Mach Group, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		223	215,869
Rexnord, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		1,720	1,705,119
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		968	902,369
Shape Technologies Group, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		224	220,517
Tank Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing March 17, 2022		1,054	1,039,332
Thermon Industries, Inc.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		329	329,250
Titan Acquisition Limited
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		2,878	2,723,544
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	900	1,034,539

			$34,750,884

Insurance — 4.8%
Alliant Holdings I, Inc.
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,327	$2,242,930

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		2,803	$2,757,524
Asurion, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,279	4,221,622
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,070	2,040,829
Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		3,125	3,151,369
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	500	557,992
FrontDoor, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		449	446,631
Hub International Limited
Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing April 25, 2025(5)		4,801	4,638,845
NFP Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,393	2,306,701
Sedgwick Claims Management Services, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,175	1,148,562
USI, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		2,790	2,683,331

			$26,196,336

Leisure Goods/Activities/Movies — 5.5%
AMC Entertainment Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		1,107	$1,090,978
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		539	531,252
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		3,052	3,006,378
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		4,312	4,244,080
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing July 8, 2022(5)		1,050	1,001,918
ClubCorp Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,738	1,677,002
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	844	959,095
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		1,960	1,918,534
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,538	1,484,174
Emerald Expositions Holding, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,092	1,064,741
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	775	886,510
Lindblad Expeditions, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		340	336,679
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,360	1,357,769
Live Nation Entertainment, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		2,439	2,431,562
Match Group, Inc.
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		503	500,924
Sabre GLBL, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		942	930,431
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,689	1,662,886

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SRAM, LLC
Term Loan, 5.43%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		1,529	$1,502,198
Steinway Musical Instruments, Inc.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		844	826,753
Travel Leaders Group, LLC
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		896	891,582
UFC Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		1,393	1,384,978

			$29,690,424

Lodging and Casinos — 5.9%
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,088	$1,071,292
Azelis Finance S.A.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	450	516,229
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		932	922,187
CityCenter Holdings, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,442	2,404,973
Eldorado Resorts, LLC
Term Loan, 4.81%, (USD LIBOR + 2.25%), Maturing April 17, 2024(5)		808	800,206
ESH Hospitality, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		1,137	1,119,339
Four Seasons Hotels Limited
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		907	895,547
Golden Nugget, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		4,042	3,985,078
GVC Holdings PLC
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	1,250	1,427,556
Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	650	848,943
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,042	1,033,007
Hanjin International Corp.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		500	490,938
Hilton Worldwide Finance, LLC
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		3,346	3,314,601
Las Vegas Sands, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		1,017	1,001,144
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		1,872	1,845,932
Playa Resorts Holding B.V.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,418	2,337,508
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	900	1,034,163
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,930	3,901,756
VICI Properties 1, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,124	2,088,688
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		1,272	1,253,000

			$32,292,087

Nonferrous Metals/Minerals — 1.3%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(8)		143	$116,295

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Dynacast International, LLC
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,191	$1,168,272
Global Brass & Copper, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		806	799,361
Murray Energy Corporation
Term Loan, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		1,878	1,594,030
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(6)		888	68,477
Oxbow Carbon, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		1,407	1,405,351
Term Loan - Second Lien, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		725	726,813
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	925	1,050,152

			$6,928,751

Oil and Gas — 2.5%
Ameriforge Group, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		730	$730,999
Apergy Corporation
Term Loan, 5.16%, (USD LIBOR + 2.50%), Maturing May 9, 2025(5)		312	305,999
Centurion Pipeline Company, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		250	247,500
CITGO Petroleum Corporation
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		934	923,838
Delek US Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		372	361,022
Equitrans Midstream Corporation
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024		1,825	1,825,000
Fieldwood Energy, LLC
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,377	2,210,609
Term Loan - Second Lien, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		202	176,329
McDermott Technology Americas, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		1,191	1,146,337
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		1,449	1,442,238
PSC Industrial Holdings Corp.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		693	677,407
Sheridan Investment Partners II L.P.
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		34	29,105
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		92	78,040
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		658	561,003
Sheridan Production Partners I, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		112	95,767
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		183	156,788
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,384	1,183,235
Ultra Resources, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024		1,450	1,301,375

			$13,452,591

Publishing — 1.6%
Ascend Learning, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		1,086	$1,065,883

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Getty Images, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	3,322	$3,309,146
Harland Clarke Holdings Corp.
Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	787	733,928
Lamar Media Corporation
Term Loan, 4.31%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	521	519,434
LSC Communications, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	881	881,250
Multi Color Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	322	315,315
ProQuest, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,612	1,605,590
Tweddle Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	248	230,797

		$8,661,343

Radio and Television — 3.4%
ALM Media Holdings, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	380	$345,366
CBS Radio, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	1,469	1,428,549
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	2,956	2,861,837
Entravision Communications Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	882	849,306
Gray Television, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	209	205,651
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	700	690,375
Hubbard Radio, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	776	765,854
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(6)	364	245,479
Term Loan, 0.00%, Maturing January 30, 2020(6)	2,132	1,435,419
Mission Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	330	320,039
Nexstar Broadcasting, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,910	1,851,224
Sinclair Television Group, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	472	468,118
Univision Communications, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	7,562	7,074,828

		$18,542,045

Retailers (Except Food and Drug) — 4.4%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	1,883	$1,737,301
Bass Pro Group, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,284	1,272,196
BJ’s Wholesale Club, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	902	894,843
CDW, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	3,702	3,689,192
Coinamatic Canada, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	43	41,850

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	259	$261,249
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	983	855,104
Evergreen Acqco 1 L.P.
Term Loan, 6.53%, (USD LIBOR + 3.75%), Maturing July 9, 2019(5)	2,092	1,990,290
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	903	895,001
Harbor Freight Tools USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	442	429,131
Hoya Midco, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	1,997	1,942,174
J. Crew Group, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(4)	2,845	1,909,116
LSF9 Atlantis Holdings, LLC
Term Loan, 8.51%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	963	887,906
Party City Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	775	770,718
PetSmart, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	3,885	3,266,551
PFS Holding Corporation
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,138	1,175,846
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	501	313,359
Radio Systems Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	419	410,776
Shutterfly, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	395	386,710
Staples, Inc.
Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	594	587,317

		$23,716,630

Steel — 1.1%
Atkore International, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,333	$1,302,747
GrafTech Finance, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,681	2,637,613
Neenah Foundry Company
Term Loan, 9.13%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	711	703,810
Phoenix Services International, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	844	836,243
Zekelman Industries, Inc.
Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	648	637,053

		$6,117,466

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	371	$366,712
Hertz Corporation (The)
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	987	962,206
Kenan Advantage Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	108	106,608
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	355	350,570
PODS, LLC
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	617	604,588

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Stena International S.a.r.l.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,500	$1,468,309
XPO Logistics, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		600	591,844

			$4,450,837

Telecommunications — 5.9%
CenturyLink, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,049	$4,836,523
Colorado Buyer, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,605	1,533,715
Digicel International Finance Limited
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,481	1,362,753
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	1,900	2,164,137
Frontier Communications Corp.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		1,872	1,795,081
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,500	1,696,154
Global Eagle Entertainment, Inc.
Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,044	2,063,966
Intelsat Jackson Holdings S.A.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		2,250	2,237,144
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,700	1,721,959
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,127	935,151
Onvoy, LLC
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,695	1,512,620
Plantronics, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,270	1,236,926
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,390	3,317,511
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		500	493,125
Syniverse Holdings, Inc.
Term Loan, 7.51%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		968	881,805
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		4,536	4,464,211

			$32,252,781

Utilities — 2.9%
Brookfield WEC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		2,200	$2,193,125
Calpine Construction Finance Company L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		882	866,328
Calpine Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		3,064	3,016,639
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		539	538,326
Granite Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		109	108,502
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		2,379	2,378,103
Lightstone Holdco, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		77	74,668
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,403	1,354,381

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Longview Power, LLC
Term Loan, 8.75%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	2,678	$2,376,614
Talen Energy Supply, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,083	1,073,301
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	709	703,151
USIC Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	199	192,203
Vistra Energy Corp.
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	1,045	1,027,251

		$15,902,592

Total Senior Floating-Rate Loans (identified cost $800,259,991)		$772,969,351

Corporate Bonds & Notes — 5.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	10	$10,200
TransDigm, Inc.
6.00%, 7/15/22	85	85,850
6.50%, 7/15/24	80	79,200
6.25%, 3/15/26(9)(10)	350	356,125

		$531,375

Building and Development — 0.1%
Builders FirstSource, Inc.
5.625%, 9/1/24(9)	6	$5,745
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	53	43,460
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	120	123,900
Standard Industries, Inc.
6.00%, 10/15/25(9)	50	50,562
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	45,112
5.875%, 6/15/24	11	10,643

		$279,422

Business Equipment and Services — 0.3%
First Data Corp.
5.00%, 1/15/24(9)	20	$20,512
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	46,547
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)	10	10,900
Travelport Corporate Finance PLC
6.00%, 3/15/26(9)	1,325	1,364,750

		$1,442,709

Security	Principal Amount* (000’s omitted)	Value
Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	15	$15,112
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	155	156,984
5.75%, 1/15/24	10	10,225
5.375%, 5/1/25(9)	95	95,741
5.75%, 2/15/26(9)	45	45,900
CSC Holdings, LLC
5.25%, 6/1/24	10	9,625
DISH DBS Corp.
6.75%, 6/1/21	20	20,420
5.875%, 7/15/22	25	23,844
5.875%, 11/15/24	5	4,163
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	550	557,562

		$939,576

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20	1,900	$1,527,125
W.R. Grace & Co.
5.125%, 10/1/21(9)	30	30,975
5.625%, 10/1/24(9)	10	10,450

		$1,568,550

Conglomerates — 0.0%(7)
Spectrum Brands, Inc.
6.625%, 11/15/22	30	$30,825
5.75%, 7/15/25	70	69,321

		$100,146

Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$25,687

		$25,687

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	25	$25,625
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	35	36,356
6.375%, 8/15/25(9)	15	15,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	3,755	3,774,257
6.287%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(11)	950	954,750

		$4,806,738

Drugs — 0.7%
Bausch Health Companies, Inc.
5.625%, 12/1/21(9)	23	$23,043
6.50%, 3/15/22(9)	807	836,254
7.00%, 3/15/24(9)	1,049	1,103,417
5.50%, 11/1/25(9)	1,725	1,726,915

Security	Principal Amount* (000’s omitted)		Value
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)		70	$69,825

			$3,759,454

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.125%, 6/1/21		25	$24,875
Covanta Holding Corp.
5.875%, 3/1/24		25	25,000

			$49,875

Electronics/Electrical — 0.0%(7)
Infor (US), Inc.
6.50%, 5/15/22		50	$51,062

			$51,062

Financial Intermediaries — 0.0%(7)
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		40	$41,150
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(12)(13)		80	86,292
Navient Corp.
5.00%, 10/26/20		25	25,156

			$152,598

Food Products — 0.1%
Iceland Bondco PLC
5.178%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(11)	GBP	254	$333,150
Post Holdings, Inc.
8.00%, 7/15/25(9)		15	15,975

			$349,125

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		65	$65,291

			$65,291

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		1,175	$887,125

Health Care — 1.0%
Avantor, Inc.
6.00%, 10/1/24(9)		1,375	$1,408,976
Centene Corp.
4.75%, 5/15/22		20	20,431
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,500	1,438,125
HCA Healthcare, Inc.
6.25%, 2/15/21		85	88,825
HCA, Inc.
6.50%, 2/15/20		15	15,450
5.875%, 2/15/26		25	26,438
Hologic, Inc.
4.375%, 10/15/25(9)		30	29,614
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		1,750	1,859,900

Security	Principal Amount* (000’s omitted)	Value
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)	27	$28,586
Teleflex, Inc.
5.25%, 6/15/24	20	20,250
Tenet Healthcare Corp.
6.00%, 10/1/20	60	62,193
4.375%, 10/1/21	600	602,250
8.125%, 4/1/22	45	47,194
6.75%, 6/15/23	5	4,931

		$5,653,163

Insurance — 0.0%(7)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	40	$40,800

		$40,800

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	45	$46,881
5.875%, 2/15/25	55	57,115
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	40	29,400

		$133,396

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	700	$708,750
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	25,437
5.25%, 11/15/23(9)	40	40,800
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	40	40,200

		$815,187

Lodging and Casinos — 0.1%
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	30	$29,733
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	76,260
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	10	10,313
MGM Resorts International
6.625%, 12/15/21	90	95,283
7.75%, 3/15/22	25	27,219
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,262

		$269,070

Nonferrous Metals/Minerals — 0.0%(7)
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	$115,200
Imperial Metals Corp.
7.00%, 3/15/19(9)	19	12,637

Security	Principal Amount* (000’s omitted)	Value
New Gold, Inc.
6.25%, 11/15/22(9)	28	$25,970

		$153,807

Oil and Gas — 0.2%
Antero Resources Corp.
5.375%, 11/1/21	100	$100,880
5.625%, 6/1/23	5	5,013
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	25	20,563
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	700	693,000
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	125	125,937
Energy Transfer Equity, L.P.
5.875%, 1/15/24	30	32,100
Gulfport Energy Corp.
6.625%, 5/1/23	35	34,847
Newfield Exploration Co.
5.625%, 7/1/24	120	126,300
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	10	9,950
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	46,069
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	60	61,518
6.875%, 6/30/23(9)	25	25,312
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,176

		$1,286,665

Publishing — 0.0%(7)
Tribune Media Co.
5.875%, 7/15/22	35	$35,744

		$35,744

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,375
Series B, 6.50%, 11/15/22	90	92,475
iHeartCommunications, Inc.
9.00%, 12/15/19	953	643,275
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	35,361
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	85	88,612
Univision Communications, Inc.
6.75%, 9/15/22(9)	241	243,109

		$1,154,207

Retailers (Except Food and Drug) — 0.0%(7)
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	$137,531

Security	Principal Amount* (000’s omitted)		Value
Party City Holdings, Inc.
6.125%, 8/15/23(9)		60	$60,900

			$198,431

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)		45	$45,342

			$45,342

Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(9)		60	$61,602
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(9)(14)		65	65,731

			$127,333

Surface Transport — 0.0%(7)
XPO Logistics, Inc.
6.50%, 6/15/22(9)		56	$57,400

			$57,400

Telecommunications — 0.4%
CenturyLink, Inc.
6.75%, 12/1/23		40	$40,350
CommScope Technologies, LLC
6.00%, 6/15/25(9)		45	42,750
5.00%, 3/15/27(9)		5	4,275
Frontier Communications Corp.
7.625%, 4/15/24		30	16,425
6.875%, 1/15/25		45	23,963
Intelsat Jackson Holdings SA
5.50%, 8/1/23		25	22,844
Level 3 Financing, Inc.
5.375%, 1/15/24		25	24,937
Sprint Communications, Inc.
7.00%, 8/15/20		144	149,760
6.00%, 11/15/22		5	5,076
Sprint Corp.
7.25%, 9/15/21		225	236,837
7.875%, 9/15/23		556	592,140
7.625%, 2/15/25		35	36,673
T-Mobile USA, Inc.
6.375%, 3/1/25		35	36,400
6.50%, 1/15/26		110	116,600
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(11)	EUR	575	590,224

			$1,939,254

Utilities — 0.2%
Calpine Corp.
5.25%, 6/1/26(9)		1,050	$1,001,437
Vistra Energy Corp.
7.375%, 11/1/22		20	20,850
7.625%, 11/1/24		35	37,275

Security	Principal Amount* (000’s omitted)	Value
8.125%, 1/30/26(9)	25	$27,063

		$1,086,625

Total Corporate Bonds & Notes (identified cost $28,911,278)		$28,005,157

Asset-Backed Securities — 2.5%

Security	Principal Amount (000’s omitted)	Value
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.466%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(11)	$2,000	$1,898,826
Series 2015-2A, Class E2, 7.952%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(11)	1,000	970,972
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(11)	1,200	1,172,298
Series 2015-5A, Class D, 8.861%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(11)	500	500,999
Series 2015-5A, Class DR, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(15)	500	490,000
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.366%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(11)	1,000	954,555
Galaxy CLO, Ltd.
Series 2015-21A, Class ER, 8.011%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(11)	1,000	911,918
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 8.511%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(11)	1,200	1,111,822
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 9.276%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(11)	1,200	1,186,097
Recette CLO, LLC
Series 2015-1A, Class E, 8.461%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(11)	1,000	983,055
Voya CLO, Ltd.
Series 2013-1A, Class DR, 9.267%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(11)	2,000	1,956,764
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 9.961%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(11)	1,600	1,601,475

Total Asset-Backed Securities (identified cost $13,862,602)		$13,738,781

Common Stocks — 1.8%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(4)(16)(17)	55	$665,351

		$665,351

Automotive — 0.1%
Dayco Products, LLC(16)(17)	18,702	$689,636

		$689,636

Electronics/Electrical — 0.1%
Answers Corp.(4)(16)(17)	93,678	$182,672

		$182,672

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(16)(17)	61,354	$10,430

		$10,430

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(4)(16)(17)	76,163	$0

		$0

Oil and Gas — 0.7%
AFG Holdings, Inc.(4)(16)(17)	29,086	$2,044,746
Fieldwood Energy, Inc.(16)(17)	19,189	729,182
Nine Point Energy Holdings, Inc.(4)(16)(17)(18)	758	841
Paragon Offshore Finance Company, Class A(16)(17)	1,527	1,527
Paragon Offshore Finance Company, Class B(16)(17)	764	27,886
Samson Resources II, LLC, Class A(16)(17)	44,102	1,014,346
Southcross Holdings Group, LLC(4)(16)(17)	59	0
Southcross Holdings L.P., Class A(17)	59	30,238

		$3,848,766

Publishing — 0.7%
ION Media Networks, Inc.(4)(16)(17)	3,990	$3,764,405
Tweddle Group, Inc.(4)(16)(17)	1,778	85,984

		$3,850,389

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(16)(17)	38,163	$459,864

		$459,864

Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, Inc(16)(17)	18,846	$146,057

		$146,057

Total Common Stocks (identified cost $4,494,263)		$9,853,165

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(16)(18)	14	$20,552

Total Convertible Preferred Stocks (identified cost $14,000)		$20,552

Closed-End Funds — 1.9%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,253,197
Invesco Senior Income Trust	483,234	2,005,421
Nuveen Credit Strategies Income Fund	365,228	2,819,560
Nuveen Floating Rate Income Fund	148,079	1,437,847
Nuveen Floating Rate Income Opportunity Fund	103,281	991,498
Voya Prime Rate Trust	396,676	1,876,278

Total Closed-End Funds (identified cost $12,168,732)		$10,383,801

Miscellaneous — 0.0%
Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(4)(16)	$25,000	$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(19)	8,799,525	$8,799,525

Total Short-Term Investments (identified cost $8,799,281)		$8,799,525

Total Investments — 155.2% (identified cost $868,510,147)		$843,770,332

Less Unfunded Loan Commitments — (0.1)%		$(810,496)

Net Investments — 155.1% (identified cost $867,699,651)		$842,959,836

Other Assets, Less Liabilities — (41.1)%		$(223,515,397)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.0)%		$(75,852,756)

Net Assets Applicable to Common Shares — 100.0%		$543,591,683

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $29,354,816 or 5.4% of the Trust’s net assets applicable to common shares.

(10)	When-issued security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Security converts to floating rate after the indicated fixed-rate coupon period.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	When-issued, variable rate security whose interest rate will be determined after January 31, 2019.

(16)	Non-income producing security.

(17)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(18)	Restricted security.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $55,141.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	652,019	CAD	864,030	HSBC Bank USA, N.A.	2/28/19	$—	$(5,968)
USD	14,237,152	EUR	12,411,030	State Street Bank and Trust Company	2/28/19	2,788	—
USD	120,253	EUR	105,152	State Street Bank and Trust Company	2/28/19	—	(347)
EUR	5,500,000	USD	6,304,584	State Street Bank and Trust Company	3/29/19	19,705	—
USD	21,695,256	EUR	18,939,551	HSBC Bank USA, N.A.	3/29/19	—	(82,780)
USD	645,190	EUR	559,214	State Street Bank and Trust Company	3/29/19	2,167	—
USD	11,808,973	EUR	10,252,669	Goldman Sachs International	4/30/19	—	(12,510)
USD	2,579,796	GBP	1,964,421	State Street Bank and Trust Company	4/30/19	—	(7,977)

						$24,660	$(109,582)

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At January 31, 2019, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$841
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	20,552

Total Restricted Securities			$48,721	$21,393

At January 31, 2019, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $24,660 and $109,582.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$769,694,039	$2,464,816	$772,158,855
Corporate Bonds & Notes	—	28,005,157	—	28,005,157
Asset-Backed Securities	—	13,738,781	—	13,738,781
Common Stocks	459,864	2,649,302	6,743,999	9,853,165
Convertible Preferred Stocks	—	—	20,552	20,552
Closed-End Funds	10,383,801	—	—	10,383,801
Miscellaneous	—	—	0	0
Short-Term Investments	—	8,799,525	—	8,799,525
Total Investments	$10,843,665	$822,886,804	$9,229,367	$842,959,836
Forward Foreign Currency Exchange Contracts	$—	$24,660	$—	$24,660
Total	$10,843,665	$822,911,464	$9,229,367	$842,984,496

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(109,582)	$—	$(109,582)
Total	$—	$(109,582)	$—	$(109,582)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019